Related Parties - Additional Information (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Travel expense	S/ 0	S/ 1
Non Executive [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment	5,452	567
Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	2,719	2,523
Enfoca [Member]
Disclosure of transactions between related parties [line items]
Sales Commission	565	781
CO | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	8,505	21,838
MX | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	28,011	28,354
PE | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 46,655	S/ 52,167